Matrix Advisors Dividend Fund
Schedule of Investments
September 30, 2020 (Unaudited)

Shares		Value

COMMON STOCKS - 99.4%
Bank (Money Center): 4.4%
8,900	JPMorgan Chase & Co.	$856,803

Bank (Regional): 8.3%
2,300	M&T Bank Corp.	211,807
6,800	The PNC Financial Services Group, Inc.	747,388
17,500	Truist Financial Corp.	665,875
		1,625,070
Bank (Super Regional): 1.9%
10,600	US Bancorp	380,010

Beverages: 5.9%
4,500	PepsiCo, Inc.	623,700
10,800	The Coca-Cola Co.	533,196
		1,156,896
Biotechnology: 4.4%
13,500	Gilead Sciences, Inc.	853,065

Building Material and Supplies Dealers: 2.2%
1,525	The Home Depot, Inc.	423,508

Cable TV: 1.2%
5,200	Comcast Corp. - Class A	240,552

Computer Peripherals: 2.6%
4,250	IBM	517,098

Computer Software and Services: 5.6%
5,250	Microsoft Corp.	1,104,233

Drug: 8.4%
9,800	AbbVie, Inc.	858,382
9,500	Merck & Co., Inc.	788,025
		1,646,407
Drug Store: 4.7%
15,600	CVS Health Corp.	911,040

Electric Utility: 9.4%
7,500	Consolidated Edison, Inc.	583,500
7,300	Duke Energy Corp.	646,488
8,100	Pinnacle West Capital Corp.	603,855
		1,833,843
Food Processing (Retail): 8.7%
11,900	General Mills, Inc.	733,992
15,000	Kellogg Co.	968,849
		1,702,841
Household Products: 3.7%
4,900	Kimberly-Clark Corp.	723,534

Insurance (Diversified): 3.9%
20,700	MetLife, Inc.	769,419

Manufacturing - Miscellaneous: 2.3%
4,400	Eaton Corp. Plc	448,932

Medical Supplies: 1.4%
1,800	Johnson & Johnson	267,984

Petroleum (Integrated): 2.7%
7,300	Chevron Corp.	525,600

Semiconducter: 3.3%
5,500	QUALCOMM, Inc.	647,240

Telecommunication Services: 8.5%
30,100	AT&T, Inc.	858,151
13,400	Verizon Communications, Inc.	797,166
		1,655,317
Telecommunications (Equipment): 4.4%
21,900	Cisco Systems, Inc.	862,641

Transportation Services: 1.5%
1,800	United Parcel Service, Inc. - Class B	299,934

TOTAL COMMON STOCKS (Cost $17,501,159)		$19,451,967

SHORT-TERM INVESTMENTS - 0.6%
114,602	First American Government Obligations Fund, Class X - 0.07% *	114,602

TOTAL SHORT-TERM INVESTMENTS (Cost $114,602)		$114,602

TOTAL INVESTMENTS (Cost $17,615,761): 100.0%		19,566,569
Other Assets in Excess of Liabilities: 0.0%		1,934
TOTAL NET ASSETS: 100.0%		$19,568,503

* Rate quoted is seven-day yield at period end

Matrix Advisors Dividend Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock*	$19,451,967	$-	$-	$19,451,967
Total Equity	$19,451,967	$-	$-	$19,451,967
Short-Term Investments	$114,602	$-	$-	$114,602
Total Investments in Securities	$19,566,569	$-	$-	$19,566,569

* Please refer to the Schedule of Investments for a breakout of common stocks by industry classifications.